Asset Impairment Charges (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 item
Asset Impairment Charges
Number of land parcels for which impairment charges were recorded			6
Number of amenities assets for which impairment charges were recorded			3
Aggregate fair value after impairment charges			$ 17,600,000
Impairments for each of the entity's asset components
Long-lived asset impairment charges	0	0	11,422,000
Homebuilding
Impairments for each of the entity's asset components
Long-lived asset impairment charges			10,000,000
Amenities
Impairments for each of the entity's asset components
Long-lived asset impairment charges			$ 1,400,000